Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Temporary equity shares, value per share	$ 0.0001	$ 0.0001
Temporary equity shares, outstanding	5,750,000	5,750,000	5,750,000
Temporary equity redemption price per share	$ 10.1	$ 10.1	$ 10.1
Preferred stock, value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued	1,684,500	1,684,500	1,437,500
Common stock, shares outstanding	1,684,500	1,684,500	1,437,500